JPMorgan ActiveBuilders Emerging Markets Equity ETF

(formerly known as JPMorgan Emerging Markets Equity Core ETF)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 90.0%
Argentina — 0.8%
MercadoLibre, Inc.*	1,512	2,371,874

Brazil — 4.3%
Ambev SA	27,656	88,518
Atacadao SA	193,378	710,652
B3 SA - Brasil Bolsa Balcao	232,196	683,002
Banco Bradesco SA (Preference)*	112,068	523,303
Banco BTG Pactual SA*	36,424	203,861
Banco do Brasil SA	53,594	324,862
BB Seguridade Participacoes SA	46,992	192,723
Blau Farmaceutica SA*	10,239	101,658
Bradespar SA (Preference)	15,313	218,776
Caixa Seguridade Participacoes S/A*	54,252	114,582
CVC Brasil Operadora e Agencia de Viagens SA*	12,957	55,428
Cyrela Brazil Realty SA Empreendimentos e Participacoes	28,117	112,290
EDP - Energias do Brasil SA	18,412	60,805
Ez Tec Empreendimentos e Participacoes SA	10,157	53,864
Gerdau SA (Preference)	67,716	402,402
Hapvida Participacoes e Investimentos SA(a)	62,569	170,951
Itau Unibanco Holding SA (Preference)	217,602	1,262,599
Itausa SA (Preference)	154,504	331,657
Localiza Rent a Car SA*	56,828	679,437
Locaweb Servicos de Internet SA*(a)	67,644	324,826
Lojas Renner SA*	161,041	1,278,557
Magazine Luiza SA*	202,223	799,845
Notre Dame Intermedica Participacoes SA	10,694	164,242
Petroleo Brasileiro SA, ADR	68,834	734,459
Porto Seguro SA	17,029	167,601
Raia Drogasil SA*	121,178	588,411
Rumo SA*	30,426	120,226
SLC Agricola SA	10,694	91,843
Sul America SA*	19,933	115,160
Suzano SA*	28,188	294,152
TOTVS SA	12,287	83,113
Vale SA, ADR	99,925	2,100,424
WEG SA	59,146	406,553
XP, Inc., Class A*	2,506	102,896

		13,663,678

Chile — 0.1%
Banco Santander Chile	9,369,560	462,376

China — 33.1%
Aier Eye Hospital Group Co. Ltd., Class A	52,488	478,640
Alibaba Group Holding Ltd.*	475,000	11,600,809
Amoy Diagnostics Co. Ltd., Class A	7,609	96,976
Angel Yeast Co. Ltd., Class A	12,500	90,547
Anhui Conch Cement Co. Ltd., Class H	65,000	310,889
ANTA Sports Products Ltd.	58,000	1,262,739
Baidu, Inc., ADR*	10,238	1,679,134
Bank of Ningbo Co. Ltd., Class A	19,900	99,864
Baoshan Iron & Steel Co. Ltd., Class A	132,100	161,745
Beijing Kingsoft Office Software, Inc., Class A	9,000	457,970
Bilibili, Inc., ADR*	9,041	773,729
BOE Technology Group Co. Ltd., Class A	1,247,300	1,110,223
Bosideng International Holdings Ltd.	260,000	162,790
Brilliance China Automotive Holdings Ltd.*‡	16,000	11,152
BTG Hotels Group Co. Ltd., Class A*	39,500	113,901
Budweiser Brewing Co. APAC Ltd.(a)	277,900	775,567
Centre Testing International Group Co. Ltd., Class A	8,400	35,347
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	1,900	60,660
China Construction Bank Corp., Class H	3,107,000	2,164,162
China Gas Holdings Ltd.	65,800	202,584
China Hongqiao Group Ltd.	131,500	174,348
China Lesso Group Holdings Ltd.	132,000	275,630
China Life Insurance Co. Ltd., Class H	133,000	221,677
China Merchants Bank Co. Ltd., Class H	562,000	4,275,448
China Molybdenum Co. Ltd., Class H	798,000	584,089
China National Accord Medicines Corp. Ltd., Class A	26,110	141,136
China Pacific Insurance Group Co. Ltd., Class H	251,200	707,385
China Petroleum & Chemical Corp., Class H	400,000	182,908
China Resources Land Ltd.	130,000	434,442
China Resources Mixc Lifestyle Services Ltd.(a)	119,400	723,368
China Tourism Group Duty Free Corp. Ltd., Class A	6,500	242,790
China Vanke Co. Ltd., Class H	210,500	548,364
Chongqing Brewery Co. Ltd., Class A*	34,000	814,528

JPMorgan ActiveBuilders Emerging Markets Equity ETF

(formerly known as JPMorgan Emerging Markets Equity Core ETF)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Chongqing Fuling Zhacai Group Co. Ltd., Class A	12,700	59,712
Cloopen Group Holding Ltd., ADR*	22,838	110,764
Contemporary Amperex Technology Co. Ltd., Class A	13,104	1,123,098
Country Garden Services Holdings Co. Ltd.	137,000	1,112,425
Dian Diagnostics Group Co. Ltd., Class A	19,900	109,009
ENN Energy Holdings Ltd.	47,000	980,810
Flat Glass Group Co. Ltd., Class H	19,000	84,967
Foshan Haitian Flavouring & Food Co. Ltd., Class A	52,140	926,001
Fu Jian Anjoy Foods Co. Ltd., Class A	9,800	245,144
Fu Jian Anjoy Foods Co. Ltd., Class A	1,300	32,510
Fuyao Glass Industry Group Co. Ltd., Class H(a)	82,000	522,055
GF Securities Co. Ltd., Class H	263,800	374,822
Glodon Co. Ltd., Class A	26,400	258,083
Guangdong Haid Group Co. Ltd., Class A	6,600	64,204
Guangdong Investment Ltd.	260,000	363,813
Guangzhou Automobile Group Co. Ltd., Class H	284,000	246,165
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	6,600	135,408
Haier Smart Home Co. Ltd., Class H	580,000	1,989,211
Haitian International Holdings Ltd.	30,000	109,829
Hangzhou Tigermed Consulting Co. Ltd., Class A	19,700	481,884
Hangzhou Tigermed Consulting Co. Ltd., Class H(a)	6,800	132,059
Han’s Laser Technology Industry Group Co. Ltd., Class A	52,600	300,459
Hefei Meiya Optoelectronic Technology, Inc., Class A	72,800	557,265
Hongfa Technology Co. Ltd., Class A	13,600	138,455
Hualan Biological Engineering, Inc., Class A	13,400	76,410
Huayu Automotive Systems Co. Ltd., Class A	73,600	220,203
Huazhu Group Ltd.*	163,000	691,547
Hundsun Technologies, Inc., Class A	18,200	157,187
Industrial & Commercial Bank of China Ltd., Class H	132,000	73,299
Industrial Bank Co. Ltd., Class A	165,805	453,896
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	251,000	1,298,798
Jade Bird Fire Co. Ltd., Class A	17,573	70,858
JD Logistics, Inc.*(a)	60,200	217,292
JD.com, Inc., Class A*	13,600	474,148
Jiangsu Hengli Hydraulic Co. Ltd., Class A	54,900	833,554
Jiangsu Hengrui Medicine Co. Ltd., Class A	59,580	502,770
Jiangsu Hengshun Vinegar Industry Co. Ltd., Class A	27,600	68,938
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	6,400	161,839
Joinn Laboratories China Co. Ltd., Class H(a)	5,700	95,401
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	13,200	74,828
Joyoung Co. Ltd., Class A	39,900	155,165
Kangji Medical Holdings Ltd.	37,500	54,987
Kanzhun Ltd., ADR*	10,135	349,151
KE Holdings, Inc., ADR*	4,891	107,553
Kingdee International Software Group Co. Ltd.*	204,000	637,130
Kingsoft Corp. Ltd.	185,800	869,401
Kunlun Energy Co. Ltd.	130,000	112,391
Kweichow Moutai Co. Ltd., Class A	5,800	1,508,667
Laobaixing Pharmacy Chain JSC, Class A	6,700	45,409
Lenovo Group Ltd.	262,000	244,310
Longfor Group Holdings Ltd.(a)	65,500	304,458
LONGi Green Energy Technology Co. Ltd., Class A	65,740	877,585
Maxscend Microelectronics Co. Ltd., Class A	3,580	224,209
Meituan*(a)	112,100	3,101,967
Midea Group Co. Ltd., Class A	138,812	1,367,465
Ming Yang Smart Energy Group Ltd., Class A	45,900	153,551
Minth Group Ltd.	38,000	160,703
Montage Technology Co. Ltd., Class A	800	8,362
Montage Technology Co. Ltd., Class A	19,326	202,006
NetEase, Inc.	138,700	2,758,774
New Oriental Education & Technology Group, Inc.*	33,600	72,554
Nongfu Spring Co. Ltd., Class H(a)	79,800	412,026
Pharmaron Beijing Co. Ltd., Class H(a)	6,600	144,741
PICC Property & Casualty Co. Ltd., Class H	134,000	108,247

JPMorgan ActiveBuilders Emerging Markets Equity ETF

(formerly known as JPMorgan Emerging Markets Equity Core ETF)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Pinduoduo, Inc., ADR*	13,197	1,208,977
Ping An Bank Co. Ltd., Class A	474,800	1,300,043
Ping An Insurance Group Co. of China Ltd., Class H	590,500	5,167,374
Poly Developments and Holdings Group Co. Ltd., Class A*	302,800	469,571
Pop Mart International Group Ltd.*(a)	52,400	385,363
Postal Savings Bank of China Co. Ltd., Class H(a)	1,319,000	851,988
Q Technology Group Co. Ltd.(a)	66,000	113,005
Qingdao Haier Biomedical Co. Ltd., Class A	18,151	292,865
Sangfor Technologies, Inc., Class A	13,300	499,511
Sany Heavy Industry Co. Ltd., Class A	52,700	203,109
Seazen Holdings Co. Ltd., Class A	19,300	94,735
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	20,400	86,805
Shanghai Baosight Software Co. Ltd., Class A	45,449	470,111
Shanghai M&G Stationery, Inc., Class A	26,200	286,705
Shanghai Putailai New Energy Technology Co. Ltd., Class A	7,000	138,882
Shenzhen Inovance Technology Co. Ltd., Class A	7,600	91,812
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	7,100	430,184
Shenzhou International Group Holdings Ltd.	60,300	1,338,255
Sichuan Swellfun Co. Ltd., Class A	39,400	623,081
Silergy Corp.	6,000	814,109
Skshu Paint Co. Ltd., Class A	19,540	463,128
Sunny Optical Technology Group Co. Ltd.	53,700	1,630,414
Suofeiya Home Collection Co. Ltd., Class A	72,500	214,280
TBEA Co. Ltd., Class A	85,600	200,922
Tencent Holdings Ltd.	192,000	11,579,164
Three Squirrels, Inc., Class A	13,100	79,938
Tingyi Cayman Islands Holding Corp.	394,000	710,350
Tongwei Co. Ltd., Class A	52,700	353,388
Topsports International Holdings Ltd.(a)	862,000	1,202,961
Trip.com Group Ltd., ADR*	5,546	143,808
Tuya, Inc., ADR*	14,116	280,626
Venus MedTech Hangzhou, Inc., Class H*(a)	31,500	199,096
Venustech Group, Inc., Class A	18,300	89,856
Wanhua Chemical Group Co. Ltd., Class A	26,200	462,746
Weichai Power Co. Ltd., Class H	68,000	149,041
Will Semiconductor Co. Ltd., Class A	13,700	642,572
Wuliangye Yibin Co. Ltd., Class A	26,100	894,479
Wuxi Biologics Cayman, Inc.*(a)	228,500	3,490,168
Xiamen C & D, Inc., Class A	66,100	72,338
Xinyi Solar Holdings Ltd.	934,000	1,881,330
XPeng, Inc., ADR*	1,975	80,047
Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	20,600	186,306
Yonyou Network Technology Co. Ltd., Class A	19,600	108,823
Yum China Holdings, Inc.	20,988	1,305,244
Yunnan Energy New Material Co. Ltd.	19,900	766,892
Zai Lab Ltd.*	1,000	140,406
Zhejiang Supor Co. Ltd., Class A	66,800	535,646
Zhongji Innolight Co. Ltd., Class A	20,200	133,553
Zhongsheng Group Holdings Ltd.	32,500	299,528
Zhuzhou Kibing Group Co. Ltd., Class A	224,440	723,674
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	171,600	147,793

		104,920,475

Egypt — 0.1%
Commercial International Bank Egypt SAE*	86,791	315,782

Greece — 0.1%
Hellenic Telecommunications Organization SA	13,135	239,692
OPAP SA	13,070	188,794

		428,486

Hong Kong — 2.1%
AIA Group Ltd.	145,000	1,735,036
Hang Seng Bank Ltd.	19,700	377,284
HKT Trust & HKT Ltd.	134,000	182,143
Hong Kong Exchanges & Clearing Ltd.	33,800	2,160,148
Nine Dragons Paper Holdings Ltd.	132,000	166,556
Techtronic Industries Co. Ltd.	63,000	1,123,435
Vitasoy International Holdings Ltd.	136,000	382,086
WH Group Ltd.(a)	231,000	191,399
Xinyi Glass Holdings Ltd.	128,000	478,382

		6,796,469

Hungary — 0.3%
OTP Bank Nyrt.*	15,244	822,047

India — 1.0%
HDFC Bank Ltd., ADR	43,958	3,102,116

JPMorgan ActiveBuilders Emerging Markets Equity ETF

(formerly known as JPMorgan Emerging Markets Equity Core ETF)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Indonesia — 1.2%
Astra International Tbk. PT	277,100	90,477
Bank Central Asia Tbk. PT	541,300	1,117,436
Bank Mandiri Persero Tbk. PT	290,400	114,425
Bank Negara Indonesia Persero Tbk. PT	211,200	69,751
Bank Rakyat Indonesia Persero Tbk. PT	4,619,900	1,185,219
Charoen Pokphand Indonesia Tbk. PT	158,300	67,073
Telkom Indonesia Persero Tbk. PT	4,553,800	1,020,775
Unilever Indonesia Tbk. PT	224,200	65,486

		3,730,642

Kenya — 0.2%
Safaricom plc	1,488,295	575,544

Macau — 0.1%
Sands China Ltd.*	78,400	267,034

Malaysia — 0.4%
CIMB Group Holdings Bhd.	92,300	97,266
Hartalega Holdings Bhd.	45,300	75,571
Hong Leong Bank Bhd.	18,900	80,616
Kuala Lumpur Kepong Bhd.	13,400	58,808
Malayan Banking Bhd.	59,600	113,127
MR DIY Group M Bhd.(a)	78,700	65,086
Petronas Chemicals Group Bhd.	53,000	100,981
Public Bank Bhd.	415,700	392,058
Tenaga Nasional Bhd.	52,700	120,386
Top Glove Corp. Bhd.	79,000	74,406

		1,178,305

Mexico — 2.7%
America Movil SAB de CV, Series L	401,148	335,528
Bolsa Mexicana de Valores SAB de CV	138,800	284,764
Fomento Economico Mexicano SAB de CV	17,624	153,617
Grupo Aeroportuario del Pacifico SAB de CV, Class B*	20,263	231,791
Grupo Aeroportuario del Sureste SAB de CV, Class B	29,897	540,951
Grupo Financiero Banorte SAB de CV, Class O	323,460	2,092,568
Grupo Mexico SAB de CV, Series B	148,300	679,284
Kimberly-Clark de Mexico SAB de CV, Class A	343,793	557,495
Regional SAB de CV	59,133	366,836
Wal-Mart de Mexico SAB de CV	990,066	3,261,716

		8,504,550

Panama — 0.0%(b)
Copa Holdings SA, Class A*	1,454	103,103

Peru — 0.1%
Credicorp Ltd.*	4,489	453,209

Philippines — 0.1%
Ayala Corp.	5,950	86,896
Ayala Land, Inc.	138,700	90,737
BDO Unibank, Inc.	33,650	68,667
International Container Terminal Services, Inc.	27,730	86,266
SM Investments Corp.	3,325	60,620
SM Prime Holdings, Inc.	118,600	74,695

		467,881

Poland — 0.5%
Allegro.eu SA*(a)	67,650	1,160,718
Dino Polska SA*(a)	1,583	126,732
TEN Square Games SA	1,188	168,701

		1,456,151

Portugal — 0.2%
Jeronimo Martins SGPS SA	38,411	782,580

Qatar — 0.2%
Qatar National Bank QPSC	114,568	572,683

Russia — 6.1%
Alrosa PJSC	521,599	923,855
Fix Price Group Ltd., GDR*(a)	55,895	427,317
Gazprom PJSC, ADR	221,424	1,723,233
LUKOIL PJSC, ADR	30,163	2,584,541
Magnit PJSC, GDR(a)	9,240	135,043
Magnitogorsk Iron & Steel Works PJSC, GDR(a)	36,628	450,562
MMC Norilsk Nickel PJSC, ADR	44,221	1,529,777
Moscow Exchange MICEX-RTS PJSC	687,850	1,628,265
Novatek PJSC, GDR(a)	3,238	720,542
Novolipetsk Steel PJSC, GDR(a)	10,692	375,115
Polymetal International plc	10,295	223,705
Polyus PJSC, GDR(a)	4,289	413,444
Rosneft Oil Co. PJSC, GDR(a)	145,799	1,072,707
Sberbank of Russia PJSC, ADR	220,573	3,670,666
Severstal PAO, GDR(a)	65,140	1,603,104
Surgutneftegas PJSC (Preference)	408,073	213,014
Tatneft PJSC, ADR	10,156	404,847
X5 Retail Group NV, GDR(a)	23,361	756,287
Yandex NV, Class A*	7,454	506,350

		19,362,374

Saudi Arabia — 1.3%
Al Rajhi Bank	42,910	1,269,503
Alinma Bank	41,385	239,490

JPMorgan ActiveBuilders Emerging Markets Equity ETF

(formerly known as JPMorgan Emerging Markets Equity Core ETF)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Almarai Co. JSC	14,783	231,909
BinDawood Holding Co.	6,072	175,503
Dr Sulaiman Al Habib Medical Services Group Co.	3,233	147,133
Jarir Marketing Co.	1,978	106,100
Mouwasat Medical Services Co.	6,400	307,863
Saudi Basic Industries Corp.	10,246	329,567
Saudi National Bank (The)	63,895	937,027
Saudi Telecom Co.	10,493	374,579

		4,118,674

Singapore — 0.0%(b)
IGG, Inc.	68,000	77,301

South Africa — 2.8%
African Rainbow Minerals Ltd.	7,194	146,784
Anglo American plc	12,348	547,189
AVI Ltd.	71,807	355,623
Bid Corp. Ltd.*	23,760	521,524
Bidvest Group Ltd. (The)	8,506	116,040
Capitec Bank Holdings Ltd.	9,174	1,018,603
Clicks Group Ltd.	41,978	759,493
Exxaro Resources Ltd.	10,032	124,147
FirstRand Ltd.	191,266	709,647
Foschini Group Ltd. (The)*	19,867	209,711
Gold Fields Ltd.	9,835	97,128
Impala Platinum Holdings Ltd.	39,807	717,578
Mr Price Group Ltd.	33,200	493,992
MTN Group Ltd.*	31,747	228,030
Naspers Ltd., Class N	7,656	1,477,457
Nedbank Group Ltd.*	18,745	216,724
Sasol Ltd.*	5,080	75,738
Sibanye Stillwater Ltd.	35,245	153,605
SPAR Group Ltd. (The)	13,145	164,832
Vodacom Group Ltd.	47,060	419,617
Woolworths Holdings Ltd.*	44,156	168,500

		8,721,962

South Korea — 11.7%
AfreecaTV Co. Ltd.	2,773	319,799
BGF retail Co. Ltd.	460	64,674
CJ CheilJedang Corp.	989	402,080
Daewoo Engineering & Construction Co. Ltd.*	26,536	171,966
Dentium Co. Ltd.	6,203	389,937
DL E&C Co. Ltd.*	1,133	144,435
DL Holdings Co. Ltd.	1,714	117,780
Dongjin Semichem Co. Ltd.	5,415	138,035
E-MART, Inc.	2,641	387,373
Green Cross Corp.	460	117,037
GS Engineering & Construction Corp.	3,299	126,531
GS Retail Co. Ltd.	7,987	245,301
Hana Financial Group, Inc.	32,605	1,230,143
Hankook Tire & Technology Co. Ltd.	12,342	519,480
Hanon Systems	25,210	342,785
Hugel, Inc.*	2,178	453,862
Hwaseung Enterprise Co. Ltd.	11,617	163,699
HYBE Co. Ltd.*	472	119,077
Hyundai Department Store Co. Ltd.	2,641	183,973
Hyundai Glovis Co. Ltd.	1,782	302,015
Hyundai Mobis Co. Ltd.	2,442	567,362
Hyundai Motor Co.	1,188	226,094
Industrial Bank of Korea	22,106	197,788
Innocean Worldwide, Inc.	3,232	172,566
JYP Entertainment Corp.	8,776	305,950
Kakao Corp.	4,615	590,789
Kangwon Land, Inc.*	11,413	256,653
KB Financial Group, Inc.	8,577	380,955
KCC Corp.	661	204,303
Kia Corp.	14,333	1,046,748
KIWOOM Securities Co. Ltd.	1,253	128,722
Korea Electric Power Corp.	9,044	196,026
Korea Investment Holdings Co. Ltd.	6,930	579,043
Korea Petrochemical Ind Co. Ltd.	407	90,222
Korea Shipbuilding & Offshore Engineering Co. Ltd.*	3,167	359,833
KT&G Corp.	3,493	250,063
LG Chem Ltd.	1,389	1,020,226
LG Household & Health Care Ltd.	530	672,263
Lotte Chemical Corp.	332	74,914
NAVER Corp.	3,958	1,491,777
NCSoft Corp.	1,994	1,430,144
NICE Information Service Co. Ltd.	8,513	177,679
POSCO	2,303	732,485
Samsung Biologics Co. Ltd.*(a)	330	255,311
Samsung Electro-Mechanics Co. Ltd.	4,618	771,324
Samsung Electronics Co. Ltd.	157,022	10,730,317
Samsung Engineering Co. Ltd.*	13,654	277,571
Samsung Fire & Marine Insurance Co. Ltd.	1,912	356,680
Samsung SDI Co. Ltd.	595	384,096
Samsung Securities Co. Ltd.	4,818	185,620
Shinhan Financial Group Co. Ltd.	15,112	512,194
SK Bioscience Co. Ltd.*	587	87,010
SK Hynix, Inc.	28,454	2,785,543
SK Innovation Co. Ltd.*	2,573	567,657
SK Materials Co. Ltd.	922	337,127
SK Telecom Co. Ltd.	2,309	604,806
SK, Inc.	1,979	461,864
S-Oil Corp.	8,975	766,326
Studio Dragon Corp.*	2,574	206,676
TSE Co. Ltd.	1,912	128,667
Wonik Materials Co. Ltd.	4,818	144,393
Zinus, Inc.	3,431	310,601

		36,966,370

JPMorgan ActiveBuilders Emerging Markets Equity ETF

(formerly known as JPMorgan Emerging Markets Equity Core ETF)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Taiwan — 17.5%
Accton Technology Corp.*	132,000	1,545,287
Advantech Co. Ltd.	137,000	1,788,137
ASE Technology Holding Co. Ltd.	206,000	906,471
ASPEED Technology, Inc.	6,000	483,231
AU Optronics Corp.	1,062,000	787,194
Cathay Financial Holding Co. Ltd.	142,000	276,377
Chailease Holding Co. Ltd.*	338,000	2,804,936
Chicony Electronics Co. Ltd.	19,000	54,813
Delta Electronics, Inc.	208,000	2,143,222
E.Sun Financial Holding Co. Ltd.*	328,000	311,089
Eclat Textile Co. Ltd.*	66,000	1,440,977
Evergreen Marine Corp. Taiwan Ltd.*	69,000	328,166
Feng TAY Enterprise Co. Ltd.	57,000	471,599
Formosa Plastics Corp.	130,000	465,019
Fubon Financial Holding Co. Ltd.	266,000	715,051
Giant Manufacturing Co. Ltd.	10,000	115,165
Global PMX Co. Ltd.	65,000	403,648
Global Unichip Corp.	61,000	904,006
Globalwafers Co. Ltd.	10,000	303,832
Hiwin Technologies Corp.	65,000	747,888
Hon Hai Precision Industry Co. Ltd.	203,000	802,199
Largan Precision Co. Ltd.	3,000	315,694
Lite-On Technology Corp.	65,000	149,398
Lotes Co. Ltd.*	10,000	204,813
Makalot Industrial Co. Ltd.	130,000	1,106,510
MediaTek, Inc.	63,000	2,059,964
Mega Financial Holding Co. Ltd.	132,000	156,336
Micro-Star International Co. Ltd.	19,000	100,942
momo.com, Inc.	8,600	479,743
Nanya Technology Corp.*	266,000	692,047
Nien Made Enterprise Co. Ltd.	61,000	1,024,148
Novatek Microelectronics Corp.*	65,000	1,195,696
Pegavision Corp.	6,000	96,395
Poya International Co. Ltd.*	16,000	342,113
President Chain Store Corp.	65,000	652,884
Quanta Computer, Inc.	132,000	365,659
Realtek Semiconductor Corp.*	123,000	2,596,999
Sea Ltd., ADR*	4,489	1,239,682
Sinbon Electronics Co. Ltd.*	65,000	559,146
Taiwan Semiconductor Manufacturing Co. Ltd.	791,000	16,531,504
Taiwan Union Technology Corp.	22,000	91,820
Unimicron Technology Corp.*	200,000	1,050,856
Uni-President Enterprises Corp.	201,000	527,149
United Microelectronics Corp.	732,000	1,530,720
Vanguard International Semiconductor Corp.*	332,000	1,375,556
Wiwynn Corp.	30,000	1,008,622
Yageo Corp.*	58,000	1,169,667
Yuanta Financial Holding Co. Ltd.	988,000	898,594

		55,320,964

Thailand — 1.1%
Advanced Info Service PCL	32,800	179,209
Airports of Thailand PCL	132,000	227,135
Bangkok Dusit Medical Services PCL, Class F	204,500	140,073
BTS Group Holdings PCL	251,700	65,111
CP ALL PCL	99,100	178,020
Delta Electronics Thailand PCL	6,000	106,881
Gulf Energy Development PCL	66,300	67,673
Kasikornbank PCL	39,400	122,611
Minor International PCL*	112,000	101,305
PTT Exploration & Production PCL	270,000	845,616
PTT Global Chemical PCL	46,200	79,825
PTT PCL	184,800	194,913
Siam Cement PCL (The) (Registered)	59,500	754,262
Siam Commercial Bank PCL (The)	46,300	131,760
Sri Trang Agro-Industry PCL	164,800	189,327
Thai Oil PCL	85,900	114,977

		3,498,698

Turkey — 0.3%
Arcelik A/S	27,060	106,010
BIM Birlesik Magazalar A/S	90,944	684,293
Ford Otomotiv Sanayi A/S	10,033	205,472
Turk Telekomunikasyon A/S	84,477	65,368

		1,061,143

United Arab Emirates — 0.3%
Aldar Properties PJSC	172,864	186,575
Emaar Properties PJSC	378,835	409,500
First Abu Dhabi Bank PJSC	62,576	282,458

		878,533

United Kingdom — 0.1%
Pepco Group NV*(a)	6,402	88,905
Prudential plc	3,891	73,069

		161,974

United States — 1.2%
EPAM Systems, Inc.*	3,372	1,887,646
FirstCash, Inc.	1,651	130,759
Globant SA*	2,971	710,544
JS Global Lifestyle Co. Ltd.(a)	42,000	105,903
NeoImmuneTech, Inc., Receipts*	2,881	25,450
Parade Technologies Ltd.	16,000	982,500

		3,842,802

Vietnam — 0.0%(b)
Vietnam Joint Stock Commercial Bank for Industry and Trade	89,062	133,385

TOTAL COMMON STOCKS (Cost $297,355,618)		285,119,165

JPMorgan ActiveBuilders Emerging Markets Equity ETF

(formerly known as JPMorgan Emerging Markets Equity Core ETF)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
EXCHANGE-TRADED FUNDS — 9.3%
United States — 9.3%
iShares MSCI India ETF (Cost $28,601,822)	656,905	29,357,085

	No. of Warrants
WARRANTS — 0.0%
Thailand — 0.0%
BTS Group Holdings PCL expiring 12/31/2025, price 3.00 THB* (Cost $—)	88,095	—

Total Investments — 99.3% (Cost $325,957,440)		314,476,250
Other Assets Less Liabilities — 0.7%		2,367,195

Net Assets — 100.0%		316,843,445

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2021

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Semiconductors & Semiconductor Equipment	11.8%
Banks	10.9
Exchange-Traded Fund	9.3
Internet & Direct Marketing Retail	7.0
Interactive Media & Services	5.3
Technology Hardware, Storage & Peripherals	4.6
Metals & Mining	3.9
Electronic Equipment, Instruments & Components	3.6
Oil, Gas & Consumable Fuels	3.3
Food & Staples Retailing	3.3
Insurance	3.2
Entertainment	2.3
Capital Markets	2.0
Food Products	2.0
Household Durables	1.9
Textiles, Apparel & Luxury Goods	1.9
Beverages	1.7
Machinery	1.5
Life Sciences Tools & Services	1.5
Diversified Financial Services	1.4
Chemicals	1.3
Software	1.3
Real Estate Management & Development	1.1
Multiline Retail	1.0
Specialty Retail	1.0
Auto Components	1.0
Hotels, Restaurants & Leisure	1.0
Others (each less than 1.0%)	9.9

Abbreviations

ADR	American Depositary Receipt
APAC	Asia Pacific
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
JSC	Joint Stock Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
RTS	Russian Trading System
SGPS	Holding company
THB	Thai Baht

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

JPMorgan ActiveBuilders Emerging Markets Equity ETF

(formerly JPMorgan Emerging Markets Equity Core ETF)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs		Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Argentina	$2,371,874	$—		$—	$2,371,874
Brazil	13,663,678	—		—	13,663,678
Chile	462,376	—		—	462,376
China	6,659,019	98,250,304		11,152	104,920,475
Egypt	—	315,782		—	315,782
Greece	—	428,486		—	428,486
Hong Kong	—	6,796,469		—	6,796,469
Hungary	—	822,047		—	822,047
India	3,102,116	—		—	3,102,116
Indonesia	—	3,730,642		—	3,730,642
Kenya	—	575,544		—	575,544
Macau	—	267,034		—	267,034
Malaysia	905,652	272,653		—	1,178,305
Mexico	8,504,550	—		—	8,504,550
Panama	103,103	—		—	103,103
Peru	453,209	—		—	453,209
Philippines	332,566	135,315		—	467,881
Poland	1,160,718	295,433		—	1,456,151
Portugal	782,580	—		—	782,580
Qatar	572,683	—		—	572,683
Russia	3,833,844	15,528,530		—	19,362,374
Saudi Arabia	1,112,530	3,006,144		—	4,118,674
Singapore	—	77,301		—	77,301
South Africa	4,714,262	4,007,700		—	8,721,962
South Korea	759,273	36,207,097		—	36,966,370
Taiwan	1,719,425	53,601,539		—	55,320,964
Thailand	2,248,892	1,249,806		—	3,498,698
Turkey	749,661	311,482		—	1,061,143
United Arab Emirates	282,458	596,075		—	878,533
United Kingdom	88,905	73,069		—	161,974
United States	2,728,949	1,113,853		—	3,842,802
Vietnam	—	133,385		—	133,385

Total Common Stocks	57,312,323	227,795,690		11,152	285,119,165

Exchange-Traded Funds	29,357,085	—		—	29,357,085
Warrants	—	—	(a)	—	—	(a)

Total Investments in Securities	$86,669,408	$227,795,690		$11,152	$314,476,250

(a)	Value is zero.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amount in the table below.

JPMorgan ActiveBuilders Emerging Markets Equity ETF

(formerly known as JPMorgan Emerging Markets Equity Core ETF)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

For the period ended July 31, 2021
Security Description	Value at March 10, 2021(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2021	Shares at July 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares(b)	$—	$1,774,049	$1,774,049	$—	$—	$—	—	$4	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares(b)	—	239,978	239,978	—	—	—	—	3	—

Total	$—	$2,014,027	$2,014,027	$—	$—	$—		$7	$—

(a)	Commencement of operations was March 10, 2021.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.